UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     May 14, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $ 28,233,751(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM    		015351109   775850  8420336  SH 	SOLE 		   6214726        0  2205610
ALLERGAN		       COM	        018490102  1426062 12774895  SH  	SOLE		   9263795	  0  3511100
AMAZON.COM		       COM		023135106  2194684  8235520  SH 	SOLE		   5992283	  0  2243237
ANSYS INC		       COM		03662Q105    16816   206535  SH  	SOLE		    137035	  0    69500
APPLE			       COM		037833100   512810  1158474  SH 	SOLE		    855820	  0   302654
ARM HOLDINGS PLC - ADR	       SPONSORED ADR	042068106   753231 17777469  SH 	SOLE		  13117104	  0  4660365
ASML HOLDING NV ADR	       N Y REGISTRY SHS	N07059210  1101050 16194293  SH 	SOLE		  11620162	  0  4574131
ATHENAHEALTH, INC	       COM	  	04685W103   341857  3522847  SH 	SOLE		   2570762	  0   952085
BIOGEN IDEC, INC.	       COM		09062X103   689254  3578308  SH 	SOLE		   2584298	  0   994010
BIOMARIN PHARMACEUTICAL INC.   COM		09061G101   681828 10951298  SH 	SOLE		   7800818	  0  3150480
CERNER CORP		       COM		156782104   953369 10063003  SH 	SOLE               7272345	  0  2790658
CHIPOTLE MEXICAN GRILL INC     COM		169656105   919758  2822469  SH		SOLE		   2081423	  0   741046
CISCO SYSTEMS		       COM		17275R102      292    14000  SH 	SOLE		      7500	  0	6500
CONCUR TECHNOLOGIES INC	       COM		206708109    14313   208460  SH		SOLE		    148960	  0    59500
F5 NETWORKS INC		       COM		315616102   605864  6801346  SH		SOLE		   5006378	  0  1794968
FACEBOOK INC - A	       CL A		30303M102   896184 35034570  SH		SOLE		  25010908	  0 10023662
FMC TECHNOLOGIES	       COM		30249U101   755522 13890826  SH 	SOLE		  10084455	  0  3806371
GOOGLE			       CL A		38259P508  2290536  2884116  SH		SOLE		   2102939	  0   781177
GUIDEWIRE SOFTWARE INC	       COM		40171V100     5897   153400  SH		SOLE		     98586	  0    54814
INTUITIVE SURGICAL	       COM NEW		46120E602   602988  1227606  SH 	SOLE		    886338	  0   341268
IPG PHOTONICS CORP	       COM	    	44980X109    15936   239960  SH		SOLE		    154660	  0    85300
LAS VEGAS SANDS		       COM		517834107   858598 15236878  SH		SOLE		  10989493	  0  4247385
MERCADOLIBRE		       ADR		58733R102   188291  1949985  SH		SOLE		   1240895	  0   709090
NATIONAL OILWELL VARCO	       COM		637071101   721584 10199065  SH		SOLE		   7365955	  0  2833110
NETSUITE INC		       COM		64118Q107    27041   337765  SH		SOLE		    250665	  0    87100
NIKE			       CL B		654106103   937490 15886961  SH		SOLE		  11496201	  0  4390760
PRAXAIR, INC.		       COM		74005P104   815517  7311432  SH 	SOLE		   5302752	  0  2008680
PRICELINE.COM INC	       COM NEW		741503403  1023662  1487535  SH		SOLE		   1092513	  0   395022
QUALCOMM		       COM		747525103   677518 10121273  SH		SOLE		   7246343	  0  2874930
REGENERON PHARMACEUTICALS      COM		75886F107   305859  1733896  SH		SOLE		   1283251	  0   450645
SALESFORCE.COM		       COM		79466L302  2047352 11448596  SH 	SOLE		   8324909	  0  3123687
SAP AG - ADR		       SPON ADR		803054204    12958   160885  SH 	SOLE		    110385	  0    50500
SCHLUMBERGER		       COM		806857108  1100009 14688324  SH		SOLE		  10669158	  0  4019166
SOUTHWESTERN ENERGY COMPANY    COM		845467109   674257 18096000  SH 	SOLE		  13355240	  0  4740760
SPLUNK INC		       COM		848637104   134966  3371628  SH 	SOLE		   2439202	  0   932426
STARBUCKS		       COM		855244109   642516 11282099  SH 	SOLE		   8331704	  0  2950395
ULTA SALON COSMETICS & FRAG I  COM		90384S303    89840  1105181  SH 	SOLE		    808277	  0   296904
VISA INC		       COM CL A		92826C839  2415003 14219280  SH 	SOLE		  10338408	  0  3880872
YANDEX NV-A		       SHS CLASS A	N97284108     7191   310745  SH 	SOLE		    212445	  0    98300









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